Government Grant Liabilities (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024
Government Grant Liabilities [Abstract]
Schedule of Government Grant Liabilities
$
Balance, as at September 30, 2024	1,618,343
Accretion interest expense	60,460
Foreign exchange loss	41,342
Balance, as at December 31, 2024	1,720,145

Current	897,792
Non-current	822,353

As a result of a default event occurred during the first quarter of 2023, the Company reclassified, as of December 31, 2022, the BIRD government grant liability as a short-term liability since the Company is now considering the amounts received as refundable grant are due within the next twelve months.

$
Balance, as at September 30, 2023	1,468,296
Accretion interest expense	271,088
Gain on remeasurement due to change in forecast	(86,305)
Foreign exchange gain	(34,736)
Balance, as at September 30, 2024	1,618,343

Current	829,216
Non-current	789,127